Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
Intangible assets
15	Intangible assets

Intangible assets at December 31, 2017 and 2016 are summarized as follows:

	2017
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$8,114	$-	$(4,079)	$1,673	$2,362	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$133,642	$-	$(4,079)	$1,673	$127,890

	2016
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$10,610	$-	$3,320	$5,816	$8,114	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$136,138	$-	$3,320	$5,816	$133,642

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.

The accumulated amortization of intangible assets at December 31, 2017 and 2016 is $10,822 and $24,188, respectively.